PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT
Depreciation expense on property and equipment	$ 22,521	$ 6,745